Condensed consolidating financial statements guarantor and non-guarantor - parenthetical (Parentheticals) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012 Secured Debt [Member]	Mar. 31, 2013 Senior Notes [Member] Parent and Guarantor Subsidiaries [Member]	Dec. 31, 2012 Senior Notes [Member] Parent and Guarantor Subsidiaries [Member]	Mar. 31, 2013 Senior Notes [Member] Non-Guarantor Subsidiaries [Member]	Dec. 31, 2012 Senior Notes [Member] Non-Guarantor Subsidiaries [Member]	Mar. 31, 2013 Senior Notes [Member] Consolidation, Eliminations, Guarantor [Member]	Dec. 31, 2012 Senior Notes [Member] Consolidation, Eliminations, Guarantor [Member]
Debt Instrument, Unamortized Discount	$ (753)	$ 8,253	$ 8,509	$ 0	$ 0	$ 0	$ 0